Going Concern and Management's Plans (Details) $ / shares in Units, € in Millions				3 Months Ended		9 Months Ended			12 Months Ended
	Oct. 03, 2024 USD ($)	Feb. 14, 2024 USD ($)	Feb. 14, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Oct. 01, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 06, 2024 USD ($)	Mar. 20, 2024 $ / shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 EUR (€)	Jan. 18, 2024 USD ($)	Jan. 18, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)	[1]
Going Concern and Management's Plans (Details) [Line Items]
Net loss from continuing operations				$ (2,700,000)	$ (2,083,000)	$ (13,067,000)		$ (5,319,000)	$ (53,652,000)		$ (18,569,000)
Shareholders’ equity/(deficit)									(63,300,000)		(2,600,000)
Unrestricted cash									$ 4,600,000
Owned subsidiary, description	€1
Distribution amount (in Euro) | €							€ 10.0			€ 10.0
Repayment amount (in Euro) | €										€ 10.0
Maturity term									Jan. 06, 2024											Jan. 06, 2024
Percentage of bond holderes									1.00%	1.00%
Fees (in Euro) | €										€ 1.4
Owned amount											159,000,000									€ 150.0
Total shareholders’ equity/(deficit)	$ 59,000,000			$ (82,688,000)	$ (24,527,000)	$ (82,688,000)		$ (24,527,000)	$ (63,254,000)		$ (2,582,000)		$ (77,068,000)										$ (6,159,000)	$ 26,275,000
Revenues percentage	98.00%			98.00%		98.00%
Divested repayment (in Euro) | €							€ 10.0
Common stock closing bid price (in Dollars per share) | $ / shares															$ 1
Market value														$ 35,000,000
Alternus Energy Group Plc [Member]
Going Concern and Management's Plans (Details) [Line Items]
Percentage of Interest rate									6.50%											6.50%
Solis Bond [Member]
Going Concern and Management's Plans (Details) [Line Items]
Owned subsidiary, description									(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.
Share capital percentage																					100.00%	100.00%
Share capital amount																					$ 17,500,000	€ 15.8
Solis Bond trustee’s [Member]
Going Concern and Management's Plans (Details) [Line Items]
Owned subsidiary, description									On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024.	On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024.
Market Value of Listed Securities [Member]
Going Concern and Management's Plans (Details) [Line Items]
Unrestricted cash						$ 290,000			$ 4,000,000
Market value														$ 35,000,000
Subsequent Event [Member]
Going Concern and Management's Plans (Details) [Line Items]
Owned amount												$ 2,500,000
Exercised options		$ 68,500,000	€ 59,100,000.0
Debt amount	$ 115,000,000
Subsequent Event [Member] | Solis Bond [Member]
Going Concern and Management's Plans (Details) [Line Items]
Share capital percentage																100.00%	100.00%	100.00%	100.00%
Share capital amount																$ 7,000,000	€ 6.5	$ 59,100,000	€ 54.4
Continuing Operations [Member]
Going Concern and Management's Plans (Details) [Line Items]
Net loss from continuing operations						$ (13,100,000)

[1]	as a result of the business combination as recast, the shares of the Company’s common stock prior to the Business Combination (refer to Note 4) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination.